Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000027441 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027441 [Member] | U S Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000027441 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000027441 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027441 [Member] | U S Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027441 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027441 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027441 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027441 [Member] | U S Treasury Inflation Indexed Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027441 [Member] | U S Treasury Note Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027441 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027441 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000027441 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000027441 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000027441 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000027441 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027441 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027441 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000027441 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027441 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027441 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027441 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000027441 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000052650 [Member] | FactSet Research Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052650 [Member] | Paychex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052650 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000052650 [Member] | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000052650 [Member] | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052650 [Member] | Lululemon Athletica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052650 [Member] | Paycom Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052650 [Member] | Cooper The Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052650 [Member] | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052650 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052650 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000052650 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000052650 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000052650 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000052650 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000052650 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000052650 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000052650 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000052650 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000052650 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000052650 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000052650 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027439 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000027439 [Member] | U S Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027439 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000027439 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027439 [Member] | U S Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027439 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027439 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027439 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027439 [Member] | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027439 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027439 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027439 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000027439 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000027439 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000027439 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027439 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027439 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000027439 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000027439 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027439 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027439 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000027439 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027444 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000027444 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000027444 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000027444 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027444 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027444 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027444 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027444 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027444 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027444 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027444 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027444 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000027444 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000027444 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000027444 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027444 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027444 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000027444 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000027444 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027444 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027444 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102803 [Member] | FactSet Research Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102803 [Member] | Paychex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102803 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102803 [Member] | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102803 [Member] | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102803 [Member] | Lululemon Athletica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102803 [Member] | Paycom Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102803 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102803 [Member] | Eversource Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102803 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102803 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102803 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000102803 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000102803 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102803 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000102803 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000102803 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000102803 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000102803 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102803 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000102803 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000102803 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129551 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129551 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000129551 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129551 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129551 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129551 [Member] | Nitto Denko Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000129551 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129551 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129551 [Member] | RELX PLC London Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129551 [Member] | Brambles Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129551 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000129551 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000129551 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000129551 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129551 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000129551 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000129551 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000129551 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000129551 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129551 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000129551 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000129551 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027440 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000027440 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027440 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000027440 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027440 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027440 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027440 [Member] | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027440 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027440 [Member] | W W Grainger Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027440 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027440 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027440 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000027440 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000027440 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000027440 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000027440 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000027440 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000027440 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000027440 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027440 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027440 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027445 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027445 [Member] | CorVel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027445 [Member] | Qualys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027445 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027445 [Member] | Haemonetics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027445 [Member] | Simply Good Foods The Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027445 [Member] | Chemed Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027445 [Member] | Littelfuse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027445 [Member] | Silgan Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027445 [Member] | Watts Water Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027445 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027445 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000027445 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000027445 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027445 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000027445 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027445 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000027445 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000027445 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027445 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027445 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027445 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000106778 [Member] | FactSet Research Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106778 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106778 [Member] | Cooper The Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106778 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106778 [Member] | Qualys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106778 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106778 [Member] | Service Corp International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106778 [Member] | AptarGroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106778 [Member] | Check Point Software Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106778 [Member] | Waters Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106778 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000106778 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000106778 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000106778 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000106778 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000106778 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000106778 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000106778 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000106778 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000106778 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106778 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000106778 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000106779 [Member] | FactSet Research Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106779 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106779 [Member] | Cooper The Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106779 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106779 [Member] | Qualys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106779 [Member] | AptarGroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106779 [Member] | Check Point Software Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106779 [Member] | Waters Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106779 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106779 [Member] | IDEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106779 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000106779 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000106779 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106779 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000106779 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000106779 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000106779 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000106779 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000106779 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000106779 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%